HARRISON LAW, P.A.

Diane J. Harrison Bar Admissions: Florida and Nevada	6860 Gulfport Blvd. S. PMB 162 South Pasadena, Florida 33707 Phone: (941) 723-7564 Fax: (941) 531-4935 HarrisonDJEsq@tampabay.rr.com

February 28, 2007

Mr. Larry M. Spirgel, Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

Mail Stop 3720

100 F Street, NE

Washington D.C., 20549

Re:

Harcom Productions, Inc.

Third Amendment to Registration Statement on Form SB-2

File No. 333-139685

Filed: February 28, 2007

Dear Mr. Spirgel:

The response below contains Harcom Production, Inc.’s (the Company’s) response to the SEC’s Comment Letter dated February 27, 2007. On behalf of the Company, on February 28, 2007, I transmitted via EDGAR the Company’s Third Amendment to Registration Statement on Form SB-2.

NO CHANGES TO THE SB-2 WERE MADE, other than changing the filing date to February 28, 2007 and updating the Index of Exhibits.  No change to Exhibit 5 was made other than to change the date to February 28, 2007.  THE ONLY SUBSTANTIVE CHANGE WAS UPDATING EXHIBIT 23 PER YOUR COMMENT (see below).

Consent of Independent Registered Public Accounting Firm.

1

The Independent Registered Public Accounting firm provided an updated consent properly referencing the Third Amendment to our Form SB-2.

Sincerely,

/s/ DIANE J. HARRISON

Diane J. Harrison, Esq.

Enclosures:

1. Harcom Productions, Inc. SB-2/A-3

2. Exhibit 5.3: Opinion Regarding Legality and Consent of Counsel: by Diane J. Harrison, Esq.

4. Exhibit 23.3: Consent of Experts and Counsel: Independent Auditor's Consent by Killman, Murrell & Company, P.C.